Shareholder Report, Line Graph (Details) - USD ($)					3 Months Ended	6 Months Ended		8 Months Ended	10 Months Ended	15 Months Ended	18 Months Ended	20 Months Ended	22 Months Ended	27 Months Ended	30 Months Ended	32 Months Ended	34 Months Ended	39 Months Ended	42 Months Ended	44 Months Ended	46 Months Ended	51 Months Ended	54 Months Ended	56 Months Ended	58 Months Ended	62 Months Ended	63 Months Ended	66 Months Ended	70 Months Ended	75 Months Ended	78 Months Ended	82 Months Ended	87 Months Ended	90 Months Ended	94 Months Ended	99 Months Ended	102 Months Ended	106 Months Ended	112 Months Ended	114 Months Ended	118 Months Ended	120 Months Ended
	Nov. 30, 2020	Apr. 30, 2018	Sep. 30, 2016	Jan. 31, 2016	Jul. 31, 2018	Jan. 31, 2026	Jul. 31, 2016	Jul. 31, 2021	Jul. 31, 2017	Jul. 31, 2019	Jul. 31, 2017	Jul. 31, 2022	Jul. 31, 2018	Jul. 31, 2020	Jul. 31, 2018	Jul. 31, 2023	Jul. 31, 2019	Jul. 31, 2021	Jul. 31, 2019	Jul. 31, 2024	Jul. 31, 2020	Jul. 31, 2022	Jul. 31, 2020	Jul. 31, 2025	Jul. 31, 2021	Jan. 31, 2026	Jul. 31, 2023	Jul. 31, 2021	Jul. 31, 2022	Jul. 31, 2024	Jul. 31, 2022	Jul. 31, 2023	Jul. 31, 2025	Jul. 31, 2023	Jul. 31, 2024	Jul. 31, 2026	Jul. 31, 2024	Jul. 31, 2025	Jan. 31, 2026	Jul. 31, 2025	Jul. 31, 2026	Jan. 31, 2026
C000225233 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Green Century Balanced Fund (Institutional Class/GCBUX)
Accumulated Value	$ 250,000							$ 287,232				$ 265,065				$ 275,686				$ 309,351				$ 324,625		$ 341,732
C000020964 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Green Century Balanced Fund (Individual Investor Class/GCBLX)
Accumulated Value				$ 10,000			$ 10,997				$ 11,994				$ 12,872				$ 14,164				$ 15,324					$ 19,133			$ 17,608			$ 18,254			$ 20,424			$ 21,371		$ 22,461
C000020965 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Green Century Equity Fund (Individual Investor Class/GCEQX)
Accumulated Value				10,000			11,209				12,938				14,815				16,197				18,456					25,451			23,251			26,127			31,448			35,965		39,283
C000202490 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Green Century Equity Fund (Institutional Class/GCEUX)
Accumulated Value		$ 250,000			$ 266,262					$ 291,946				$ 333,648				$ 461,522				$ 422,836					$ 476,626			$ 575,378			$ 660,031			$ 722,021
C000173337 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Green Century MSCI International Index Fund (Individual Investor Class/GCINX)
Accumulated Value			$ 10,000						$ 11,418				$ 11,832				$ 11,617				$ 12,346				$ 15,896				$ 12,977			$ 14,513			$ 16,125			$ 16,925	$ 18,909
C000173338 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Green Century MSCI International Index Fund (Institutional Class/GCIFX)
Accumulated Value			250,000						285,911				297,062				292,820				311,873				402,599				329,930			370,025			412,414			434,011			$ 485,723
Custom Balanced Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Custom Balanced Index
Accumulated Value	250,000			10,000			10,952	283,354			11,982	268,882			13,086	288,209			14,061	332,204			15,464	368,721		395,634		18,801			17,841			19,123			22,042			24,465		26,251
Custom Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Custom Index
Accumulated Value	250,000			10,000			11,026	284,004			12,128	268,082			13,259	288,673			14,302	334,095			15,726	372,080		399,901		19,216			18,138			19,531			22,605			25,175		27,057
Lipper Balanced Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Lipper Balanced Index
Accumulated Value	250,000			10,000			10,919	282,804			11,968	259,940			12,873	273,888			13,565	308,270			14,520	335,968		363,354		17,900			16,453			17,336			19,512			21,266		22,999
S And P 1500 Index Benchmark [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						S&P 1500 Index Benchmark
Accumulated Value	$ 250,000			10,000			11,389	$ 307,317			13,212	$ 292,739			15,369	$ 329,873			16,451	$ 401,039			18,162	$ 461,302		$ 508,623		24,977			23,793			26,811			32,595			37,493		41,339
Standard & Poor's 500 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						S&P 500 Index
Accumulated Value		$ 250,000		$ 10,000	$ 267,182		$ 11,329			$ 288,519	$ 13,146			$ 323,019	$ 15,281			$ 440,744	$ 16,501			$ 420,296	$ 18,474				$ 475,000	$ 25,207		$ 580,204	$ 24,038		$ 674,964	$ 27,167		$ 743,358	$ 33,183			$ 38,603		$ 42,515
MSCI World ex USA C000173338 Index [Member]
Account Value [Line Items]
Accumulated Value			250,000						289,393				308,214				301,020				295,848				387,564				336,421			388,475			431,666			490,813			$ 576,498
MSCI World ex USA Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						MSCI World ex USA Index
Accumulated Value			$ 10,000						$ 11,576				$ 12,329				$ 12,041				$ 11,834				$ 15,503				$ 13,457			$ 15,539			$ 17,267			$ 19,633	$ 23,060